Property, Plant and Equipment	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Property, Plant and Equipment
8.	PROPERTY, PLANT AND EQUIPMENT

	December 31,
	2013			2012
	Cost	Accumulated Depletion and Depreciation, Including Write-downs	Net Book Value	Cost	Accumulated Depletion and Depreciation, Including Write-downs	Net Book Value
Mining plant and equipment
Oyu Tolgoi, Mongolia (a) (b)	$4,100,275	$(261,862)	$3,838,413	$-	$-	$-
Ovoot Tolgoi, Mongolia (c)	462,155	(183,002)	279,153	460,938	(108,946)	351,992

	$4,562,430	$(444,864)	$4,117,566	$460,938	$(108,946)	$351,992

Mineral property interests
Oyu Tolgoi, Mongolia (a)	$952,171	$(44,804)	$907,367	$1,087,799	$(15,729)	$1,072,070
Ovoot Tolgoi, Mongolia (c)	34,984	(11,836)	23,148	37,606	(2,215)	35,391
Other exploration projects	1,252	(1,244)	8	1,252	(1,244)	8

	$988,407	$(57,884)	$930,523	$1,126,657	$(19,188)	$1,107,469

Other capital assets
Oyu Tolgoi, Mongolia (a)	$30,423	$(12,049)	$18,374	$644,114	$(78,354)	$565,760
Ovoot Tolgoi, Mongolia (c)	3,214	(1,425)	1,789	3,414	(1,231)	2,183
Other exploration projects	4,656	(3,872)	784	4,678	(3,911)	767

	$38,293	$(17,346)	$20,947	$652,206	$(83,496)	$568,710

Capital works in progress
Oyu Tolgoi, Mongolia (a)	$2,000,324	$-	$2,000,324	$4,710,266	$-	$4,710,266
Ovoot Tolgoi, Mongolia (c)	55,323	(49,047)	6,276	55,912	-	55,912

	$2,055,647	$(49,047)	$2,006,600	$4,766,178	$-	$4,766,178

	$7,644,777	$(569,141)	$7,075,636	$7,005,979	$(211,630)	$6,794,349

(a)

Turquoise Hill has a 66% interest in the Oyu Tolgoi copper-gold mine located in Mongolia. During the year ended December 31, 2013, additions to property, plant and equipment for the Oyu Tolgoi mine totalled $641.0 million (December 31, 2012 - $2.6 billion).

(b)

On May 1, 2013, the Oyu Tolgoi mine’s ore processing infrastructure, including the concentrator, was in the condition and location necessary for its intended use. Therefore, on this date, costs associated with establishing and commissioning this infrastructure ceased being capitalized.

(c)	The Ovoot Tolgoi coal mine is located in Mongolia and began open pit operations in 2008.

During 2013, $72.6 million of impairment charges were recognized to reduce various items of property, plant and equipment to their estimated recoverable amounts. The impairments are reported by the SouthGobi segment and relate to the following items of property, plant and equipment:

•

Dry coal handling facility (“DCHF”) – Following an extensive review that commenced in the fourth quarter of 2013, Turquoise Hill concluded that it does not plan to either complete or use the DCHF at the Ovoot Tolgoi coal mine in the foreseeable future. This conclusion constituted an indicator of impairment and Turquoise Hill performed an impairment assessment of the DCHF. As a result of the impairment assessment, Turquoise Hill recorded a $66.3 million impairment charge to reduce the carrying value of the DCHF to its estimated fair value. A probability-weighted discounted cash flow model, with a discount rate of 10.4%, was used to estimate the fair value of the DCHF.

•	Surplus capital spares – Turquoise Hill recorded an impairment of $6.3 million related to surplus capital spares not expected to be utilized with its existing mining fleet.